John Hancock High Yield Fund Average Annual Total Returns - John Hancock High Yield Fund Classes A C I and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	4.04%	5.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.12%	2.22%	3.65%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.33%)	(0.02%)	1.25%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.21%	0.70%	1.69%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	2.20%	3.27%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.76%	3.30%	4.34%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	3.34%	4.35%